Operating Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012 item	Jul. 02, 2011	Jul. 03, 2010
Operating Segments and Geographic Information
Number of geographic regions									3
Net revenue:
Total net revenue	$ 434.0	$ 403.3	$ 409.3	$ 415.8	$ 465.3	$ 448.5	$ 468.1	$ 400.0	$ 1,662.4	$ 1,781.9	$ 1,347.3
Property, plant and equipment, net
Property, plant and equipment, net	252.9				248.9				252.9	248.9
Minimum percentage of net revenue required for qualification as major customer	10.00%				10.00%				10.00%	10.00%	10.00%
Americas
Net revenue:
Total net revenue									833.2	859.4	650.0
United States
Net revenue:
Total net revenue									673.6	679.1	524.2
Property, plant and equipment, net
Property, plant and equipment, net	108.1				115.7				108.1	115.7
Other Americas
Property, plant and equipment, net
Property, plant and equipment, net	14.0				13.7				14.0	13.7
Europe
Net revenue:
Total net revenue									400.7	473.8	373.6
Germany
Property, plant and equipment, net
Property, plant and equipment, net	10.6				15.3				10.6	15.3
Other Europe
Property, plant and equipment, net
Property, plant and equipment, net	7.3				9.2				7.3	9.2
Asia-Pacific
Net revenue:
Total net revenue									428.5	448.7	323.7
China
Property, plant and equipment, net
Property, plant and equipment, net	80.6				61.5				80.6	61.5
Other Asia-Pacific
Property, plant and equipment, net
Property, plant and equipment, net	$ 32.3				$ 33.5				$ 32.3	$ 33.5